Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable
Notes Payable

Note 8 – Notes Payable

On April 11, 2023, the Company’s long-term debt facility (the “Term Loan”) with Runway Growth Finance Corp. (“Runway”), originally entered into on March 4, 2023, was terminated upon receipt by Runway of a payoff amount of $30.4 million from the Company comprised of principal, interest and the applicable final payment amount. The loss on extinguishment was recorded in interest expense in the Unaudited Statements of Operations. For the nine months ended September 30, 2024, and 2023, the Company recorded the following components in interest expense:

	For the nine months ended September 30,
($ in thousands)	2024	2023
Interest expense	$—	$1,187
Amortization of Debt Discount	—	118
Loss on Extinguishment	—	2,796
Other	4	11
Total Interest Expense	$4	$4,112

Note 8 – Notes Payable

On April 11, 2023, the Company’s long-term debt facility with Runway Growth Finance Corp. (the “Term Loan”) was terminated upon receipt by Runway of a payoff amount of $30.4 million from the Company comprised of principal, interest and the applicable final payment amount. The loss on extinguishment was recorded in interest expense in the Statements of Operations. For the years ended December 31, 2023 and 2022, the Company recorded the following components in interest expense:

	For the year ended December 31,
($ in thousands)	2023	2022
Interest expense	$1,187	$2,899
Amortization of Debt Discount	118	445
Loss on Extinguishment	2,795	—
Other	9	15
Total Interest Expense	$4,109	$3,359

The Company entered into the Term Loan on March 4, 2022. Under the Term Loan, $30.0 million of the $75.0 million loan was funded on the Closing Date, with the remaining $45.0 million fundable if the Company achieved certain predetermined milestones.

The Term Loan accrued interest at a variable annual rate equal to 8.75% plus the greater of (i) 0.50% and (ii) the three month LIBOR Rate for U.S. dollar deposits or the rate otherwise reasonably determined by the Lender to be the rate at which U.S. dollar deposits with a term of three months would be offered by banks in London, England to major banks in the London or other offshore interbank market (the “Applicable Rate”); provided that the Applicable Rate would not be less than 9.25%. On December 7, 2022, the Company entered into the First Amendment (the “First Amendment”) to the Loan Agreement by and between the Company and Runway. The First Amendment amended certain definitions and other provisions of the Loan Agreement to replace LIBOR-based benchmark rates applicable to loans outstanding under the Loan Agreement with SOFR-based rates, subject to adjustments as specified in the First Amendment. The Applicable Rate at December 31, 2022 was 11.69%. For the year ended December 31, 2023, the Company made interest payments of $1.3 million, recorded in interest expense in the Statements of Operations. For the year ended December 31, 2022, the Company made interest payments of $2.7 million, recorded in interest expense in the Statements of Operations.

	December 31,	December 31,
($ in thousands)	2023	2022
Note payable	$—	$31,050
Discount on note payable	—	(3,614)
Long-term note payable	$—	$27,436

Amortization of the debt discount associated with the Term Loan was approximately $0.1 million and $0.5 million for the year ended December 31, 2023, and 2022, respectively, and was recorded in interest expense in the Statements of Operations.

In addition, the Term Loan was secured by a lien on substantially all of our assets other than certain intellectual property assets and certain other excluded collateral, and it contained a minimum liquidity covenant and other covenants that include among other items: (i) limits on indebtedness, repurchase of stock from employees, officers and directors.